SIGNIFICANT ACCOUNTING POLICIES - Schedule of Market Risk Benefit, Activity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2019
Market Risk Benefit [Line Items]
Market risk benefits				$ 23,416
As Previously Reported
Market Risk Benefit [Line Items]
Market risk benefits				19,154
Effect Of Application Of Accounting Standards Updated 2018-12, Adjustments For Reversal Of Balances Recorded In Accumulated Other Comprehensive Income
Market Risk Benefit [Line Items]
Market risk benefits				(74)
Effect Of Application Of Accounting Standards Update 2018-12, Cumulative Effect Of Changes In Instrument-Specific Credit Risk
Market Risk Benefit [Line Items]
Market risk benefits				971
Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For Remaining Difference Between Carrying Amount And Fair Value For MRB
Market Risk Benefit [Line Items]
Market risk benefits				3,365
GMxB Legacy | Legacy Segment
Market Risk Benefit [Line Items]
Market risk benefits	$ (615)	$ 517		24,404
GMxB Legacy | Legacy Segment | As Previously Reported
Market Risk Benefit [Line Items]
Market risk benefits				19,891
GMxB Legacy | Legacy Segment | Effect Of Application Of Accounting Standards Updated 2018-12, Adjustments For Reversal Of Balances Recorded In Accumulated Other Comprehensive Income
Market Risk Benefit [Line Items]
Market risk benefits				(70)
GMxB Legacy | Legacy Segment | Effect Of Application Of Accounting Standards Update 2018-12, Cumulative Effect Of Changes In Instrument-Specific Credit Risk
Market Risk Benefit [Line Items]
Market risk benefits				461
GMxB Legacy | Legacy Segment | Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For Remaining Difference Between Carrying Amount And Fair Value For MRB
Market Risk Benefit [Line Items]
Market risk benefits				4,122
GMxB Core | Individual Retirement
Market Risk Benefit [Line Items]
Market risk benefits	1	395		2,144
GMxB Core | Individual Retirement | As Previously Reported
Market Risk Benefit [Line Items]
Market risk benefits				2,206
GMxB Core | Individual Retirement | Effect Of Application Of Accounting Standards Updated 2018-12, Adjustments For Reversal Of Balances Recorded In Accumulated Other Comprehensive Income
Market Risk Benefit [Line Items]
Market risk benefits				(4)
GMxB Core | Individual Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Cumulative Effect Of Changes In Instrument-Specific Credit Risk
Market Risk Benefit [Line Items]
Market risk benefits				505
GMxB Core | Individual Retirement | Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For Remaining Difference Between Carrying Amount And Fair Value For MRB
Market Risk Benefit [Line Items]
Market risk benefits				(563)
Purchased MRB | Legacy Segment
Market Risk Benefit [Line Items]
Market risk benefits	$ (54)	$ (6)		(3,132)
Purchased MRB | Legacy Segment | As Previously Reported
Market Risk Benefit [Line Items]
Market risk benefits				(2,943)
Purchased MRB | Legacy Segment | Effect Of Application Of Accounting Standards Updated 2018-12, Adjustments For Reversal Of Balances Recorded In Accumulated Other Comprehensive Income
Market Risk Benefit [Line Items]
Market risk benefits				0
Purchased MRB | Legacy Segment | Effect Of Application Of Accounting Standards Update 2018-12, Cumulative Effect Of Changes In Instrument-Specific Credit Risk
Market Risk Benefit [Line Items]
Market risk benefits				5
Purchased MRB | Legacy Segment | Effect Of Application Of Accounting Standards Update 2018-12, Adjustments For Remaining Difference Between Carrying Amount And Fair Value For MRB
Market Risk Benefit [Line Items]
Market risk benefits				$ (194)
EQUI-VEST Individual | No Effect Of Application Of Accounting Standards Update 2018-12
Market Risk Benefit [Line Items]
Market risk benefits			$ 43
SCS | No Effect Of Application Of Accounting Standards Update 2018-12
Market Risk Benefit [Line Items]
Market risk benefits			21
Group Retirement Equi-Vest | No Effect Of Application Of Accounting Standards Update 2018-12
Market Risk Benefit [Line Items]
Market risk benefits			$ (20)